Organization	1 Months Ended	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Organization
Organization

Note 1 – Organization

Western Asset Mortgage Capital Corporation (is referred to throughout this report as the “Company”) is a residential real estate finance company that invests in residential mortgage assets in the United States.  The Company has selectively constructed a portfolio of assets that currently consists of Agency RMBS and that over time may be diversified to cover a broader range of other residential mortgage assets, including non-Agency RMBS, as well as asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”).

The Company was organized in the state of Delaware on June 3, 2009. The Company filed a Certificate of Dissolution in Delaware on May 5, 2010 and revoked such dissolution by filing a Certificate of Revocation of Dissolution on March 24, 2011. On March 24, 2011, Western Asset Management Company (“WAM”, or the “Manager”), an investment advisor registered with the Securities and Exchange Commission, made a $1,000 initial capital contribution to the Company. WAM is a wholly-owned subsidiary of Legg Mason, Inc and is the external manager of the Company. The Company intends to elect and qualify to be taxed as a real estate investment trust or “REIT” commencing with its taxable year ending December 31, 2012.

Through May 14, 2012, the Company complied with the reporting requirements for development stage enterprises. The Company incurred organizational, accounting and offering costs in connection with the Company’s initial public offering (the “IPO”) of its common stock and concurrent private placements. In accordance with the Management Agreement (as defined herein in Note 8) between the Company and the Manager, the Company will reimburse the Manager for up to $1.2 million of offering and other related organization costs, which have been paid by the Manager, from the proceeds of the IPO and concurrent private placements on May 15, 2012. The Manager has agreed to pay for all costs in excess of $1.2 million. The Company ceased reporting as a development stage company on May 15, 2012.

1. Organization

        Western Asset Mortgage Capital Corporation (the "Company") was organized in the state of Delaware on June 3, 2009. The Company filed a Certificate of Dissolution in Delaware on May 5, 2010 and revoked such dissolution by filing a Certificate of Revocation of Dissolution on March 24, 2011. Under the Company's charter, the Company is authorized to issue up to 100,000 shares of common stock. The Company has not commenced operations. The Company has selected December 31 as its year-end.

        The sole stockholder of the Company is the Company's manager, Western Asset Management Company ("WAM"), an investment advisor registered with the Securities and Exchange Commission. On March 24, 2011, WAM made a $1,000 initial capital contribution to the Company. WAM is a wholly-owned subsidiary of Legg Mason, Inc.

        The Company is considered in the development stage as defined in ASC Topic 915, "Accounting and Reporting by Development Stage Enterprises" and is subject to the risks associated with development stage enterprises.